Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for trade receivables (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Gross amount	€ 5,489	€ 3,475
ECL allowance	(562)	(482)
Carrying amount	4,927	2,993
Current and less than 90 days past due
Disclosure of credit risk exposure [line items]
Gross amount	4,820	2,882
ECL allowance	(178)	(80)
Carrying amount	4,642	2,802
90 days or more past due
Disclosure of credit risk exposure [line items]
Gross amount	669	593
ECL allowance	(384)	(402)
Carrying amount	€ 285	€ 191